Shareholder Fees	Jun. 20, 2025
FT Vest Growth Strength & Target Income ETF | FT Vest Growth Strength & Target Income ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%